Payables and Accrued Liabilities - Payables and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Employee-related liabilities	$ 67,015	$ 90,788		$ 37,124
Payables to insurance carriers	79,551	69,489		51,377
Accounts payable and accrued liabilities	82,434	55,174		33,130
Curtailment liability	60,362	53,905		0
Originations liability	55,216	50,042		675
Uncertain tax positions	21,034	20,550		26,301
Acquisition related escrow funds payable to sellers	15,942	19,620		14,000
Collateral payable on derivative instruments	1,587	19,148		0
Accrued interest payable	15,573	18,416		10,764
Servicing rights and related advance purchases payable	131,214	12,741		21,011
Servicing transfer payables	6,741	14,167		11,275
Mandatory repurchase obligation		8,182		9,999
Insurance premium cancellation reserve	6,589	7,135		4,769
Professional fees liability related to certain securitizations		6,607		8,147
Contingent earn-out payments	0	5,900	10,900	6,100
Derivative instruments	28,474	5,882		1,102
Other		36,393		24,836
Other	50,550	51,182
Total payables and accrued liabilities	$ 622,282	$ 494,139		$ 260,610